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                                                          Fortis Money Fund
                                                          Semiannual Report
                                                          MARCH 31, 1999




                                                          FORTIS FINANCIAL GROUP

                                 [GRAPHIC]

FORTIS MONEY FUND SEMIANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            3

STATEMENT OF OPERATIONS                                        4

STATEMENTS OF CHANGES IN NET ASSETS                            5

NOTES TO FINANCIAL STATEMENTS                                  6

BOARD OF DIRECTORS AND OFFICERS                                9

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

The letter from the portfolio manager and president provides a detailed analysis of the fund and financial markets. The pie chart shows a breakdown of the fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 3/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Diversified Finance            15.90%
Captive Auto Finance           15.80%
Banks                          15.80%
Consumer Finance               12.90%
Industrial                     11.00%
Captive Equipment Finance       8.30%
Utilities - Electric            8.20%
Brokerage and Investment        7.80%
Oil - Refining                  4.30%

FORTIS MONEY MARKET FUND - SEMIANNUAL REPORT

REVIEW

Over the six-month period ended March 31, 1999, the U.S. economy continued to exhibit stellar growth. Real Gross Domestic Product or GDP grew at a 4.3% pace in 1998 and the first quarter of 1999 is shaping up to be nearly as strong. The American consumer has been the engine of U.S. economic growth during the last two years as low unemployment, a booming stock market and low inflation have kept consumer confidence high. At the same time, productivity gains and increased competition have kept inflation low by offsetting the inflationary pressures caused by strong growth.

The annualized yield for the six-month period ended March 31, 1999, was 4.38%, for Class A without sales charge, compared to 4.88% for the fiscal year-ending September 30, 1998. The decline in the Fund's yield was due to a drop in short-term interest rates during the last six months. On September 29, 1998, the Federal Reserve Bank, citing global economic weakness and poor liquidity in the financial markets, lowered the federal funds rate to 5.25% from 5.50%. They followed that action with two more 0.25% rate cuts on October 15, 1998, and November 17, 1998, bringing the federal funds rate down to its current level of 4.75%. The Federal Reserve has indicated that there is little evidence to precipitate a rate change in the near future.

The fund continues to place great emphasis on high quality and liquidity while looking to target the fund's average maturity at an optimal length. (Maturity is the length of time between now and the date a security is repaid.) During the past six months, the fund's average maturity has fluctuated between 35-60 days. We maintained the average maturity between 45-60 days in the fourth quarter of 1998 in anticipation of the decline in interest rates. Once we felt that rates had stabilized we moved the average maturity down to 35-45 days, where they have stayed for the past few months.

OUTLOOK

Looking forward, we expect economic growth to moderate slightly over the next year. As always, threats to the economy (such as a stock market correction or a rise in inflation) still exist, however, the probability of a significant slowdown appears remote right now. In this environment, short-term interest rates are likely to stay near current levels. We will be keeping the average maturity of the fund between 35 and 50 days until market conditions change.

Sincerely,

    [SIGNATURE]                     [SIGNATURE]

Dean C. Kopperud                    Howard G. Hudson
President                           Vice-President

FORTIS MONEY FUND
Schedule of Investments
(Unaudited)
March 31, 1999

SHORT-TERM INVESTMENTS-100.03%

--------------------------------------------------------------------------------
                                                                                                Standard
    Principal                                                                   Maturity        & Poor's
     Amount                                                        Yield          Date           Rating          Value(a)
   -----------                                                   ---------    ------------   ---------------   -------------
                 BANKS-15.74%
   $5,000,000    BankAmerica Corp.............................      5.03%        07/14/99              A1      $   4,930,089
    2,600,000    BankAmerica Corp.............................      5.02%        06/04/99              A1          2,577,582
    7,500,000    Deutsche Bank AG.............................      4.92%        05/11/99             A1+          7,460,084
    7,100,000    Toronto-Dominion Holdings USA, Inc...........      4.97%        05/05/99             A1+          7,067,679
    6,978,279    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit...............................      4.77%        04/01/99             A1+          6,978,279
                                                                                                               -------------
                                                                                                                  29,013,713
                                                                                                               -------------
                 BROKERAGE AND INVESTMENT-7.84%
    7,500,000    Merrill Lynch & Co., Inc.....................      4.93%        05/06/99             A1+          7,464,781
    7,000,000    Morgan Stanley Dean Witter Discover & Co.....      5.20%        04/09/99              A1          6,992,222
                                                                                                               -------------
                                                                                                                  14,457,003
                                                                                                               -------------
                 CAPTIVE AUTO FINANCE-15.81%
    7,200,000    Chrysler Financial Corp......................      5.00%        04/16/99              A1          7,185,390
    4,600,000    Ford Motor Credit Corp.......................      4.94%        06/18/99              A1          4,552,061
    3,000,000    Ford Motor Credit Corp.......................      4.94%        05/21/99              A1          2,979,958
    7,500,000    General Motors Acceptance Corp...............      4.91%        05/17/99              A1          7,454,192
    7,000,000    Toyota Motor Credit Corp.....................      4.87%        04/21/99              A1          6,981,528
                                                                                                               -------------
                                                                                                                  29,153,129
                                                                                                               -------------
                 CAPTIVE EQUIPMENT FINANCE-8.33%
    7,600,000    IBM Credit Corp..............................      4.92%        05/14/99              A1          7,556,336
    7,800,000    John Deere Capital Corp......................      4.94%        04/02/99              A1          7,798,949
                                                                                                               -------------
                                                                                                                  15,355,285
                                                                                                               -------------
                 CONSUMER FINANCE-12.87%
    8,000,000    American Express Credit Corp.................      4.93%        07/09/99              A1          7,894,400
    3,500,000    American General Finance Corp................      4.97%        05/03/99             A1+          3,484,973
    5,000,000    Commercial Credit Corp.......................      4.93%        04/23/99              A1          4,985,211
    7,400,000    Household Finance Corp.......................      4.92%        05/07/99              A1          7,364,628
                                                                                                               -------------
                                                                                                                  23,729,212
                                                                                                               -------------
                 DIVERSIFIED FINANCE-15.86%
    7,191,000    Associates Corp. Master Variable Rate Note...      4.76%        04/01/99             A1+          7,191,000
    7,200,000    CIT Group, Inc...............................      5.18%        04/06/99              A1          7,194,980
    3,500,000    General Electric Capital Corp................      5.05%        07/27/99             A1+          3,444,490
    4,000,000    General Electric Capital Corp................      4.97%        07/08/99             A1+          3,947,733
    7,500,000    Prudential Funding Corp......................      4.91%        05/20/99              A1          7,451,306
                                                                                                               -------------
                                                                                                                  29,229,509
                                                                                                               -------------
                 INDUSTRIAL-11.03%
    5,400,000    DuPont (E.I.) de Nemours & Co................      4.90%        04/05/99             A1+          5,397,114
    7,500,000    Nestle Capital Corp..........................      4.85%        04/08/99             A1+          7,493,044
    7,500,000    Xerox Credit Corp............................      4.93%        05/25/99              A1          7,446,000
                                                                                                               -------------
                                                                                                                  20,336,158
                                                                                                               -------------
                 OIL-REFINING-4.32%
    6,000,000    Texaco, Inc..................................      4.90%        05/27/99              A1          5,955,200
    2,000,000    Texaco, Inc..................................      4.90%        04/05/99              A1          1,998,933
                                                                                                               -------------
                                                                                                                   7,954,133
                                                                                                               -------------
                 UTILITIES-ELECTRIC-8.23%
    7,500,000    CSW Credit, Inc..............................      4.91%        04/16/99              A1          7,484,969
    7,700,000    Duke Energy Power Co.........................      4.89%        04/07/99              A1          7,693,840
                                                                                                               -------------
                                                                                                                  15,178,809
                                                                                                               -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $184,406,951) (B)..........................                                                 $ 184,406,951
                                                                                                               -------------
                                                                                                               -------------

     (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
     (b) Also represents cost for federal income tax purposes.
     (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

FORTIS MONEY FUND

Statement of Assets and Liabilities

(Unaudited)

March 31, 1999

--------------------------------------------------------------------------------
ASSETS
  Short-term investments, as detailed in the accompanying
    schedule, at amortized cost (approximates market) (Note1).....  $184,406,951
  Receivables:
    Interest and dividends........................................        45,708
  Deferred registration costs (Note 1)............................        77,353
  Prepaid expenses................................................         3,608
                                                                    ------------
TOTAL ASSETS......................................................   184,533,620
                                                                    ------------
LIABILITIES
  Cash portion of dividends payable...............................        30,975
  Payable for investment advisory and management fees (Note 2)....        86,905
  Payable for distribution fees (Note 2)..........................           100
  Accounts payable and accrued expenses...........................        61,925
                                                                    ------------
TOTAL LIABILITIES.................................................       179,905
                                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 50,000,000,000 shares........................   184,353,715
                                                                    ------------
                                                                    ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
  Class A shares (based on net assets of $182,021,001 and
    182,021,001 shares outstanding)...............................         $1.00
                                                                    ------------
  Class B shares (based on net assets of $924,558 and 924,558
    shares outstanding)...........................................         $1.00
                                                                    ------------
  Class C shares (based on net assets of $351,742 and 351,742
    shares outstanding)...........................................         $1.00
                                                                    ------------
  Class H shares (based on net assets of $1,056,414 and 1,056,414
    shares outstanding)...........................................         $1.00
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Operations

(Unaudited)

For the Six-Month Period Ended March 31, 1999

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income..............................................  $4,219,808
                                                                   -----------
  Expenses:
    Investment advisory and management fees (Note 2).............     486,804
    Distribution fees (Class B) (Note 2).........................       2,393
    Distribution fees (Class C) (Note 2).........................       2,739
    Distribution fees (Class H) (Note 2).........................       3,505
    Legal and auditing fees (Note 2).............................      14,710
    Custodian fees...............................................       4,564
    Shareholders' notices and reports............................      21,441
    Registration fees (Note 1)...................................      66,318
    Directors' fees and expenses.................................       8,427
    Transfer agent expenses (Note 2).............................      64,822
    Other........................................................       3,256
                                                                   -----------
  Total expenses.................................................     678,979
                                                                   -----------
NET INVESTMENT INCOME............................................   3,540,829
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............  $3,540,829
                                                                   -----------
                                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                                 FOR THE
                                                                SIX-MONTH
                                                              PERIOD ENDED      FOR THE
                                                                MARCH 31,     YEAR ENDED
                                                                  1999       SEPTEMBER 30,
                                                               (UNAUDITED)       1998
                                                              -------------  -------------
OPERATIONS
  Net investment income.....................................  $   3,540,829  $   6,779,137
                                                              -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................     (3,502,594)    (6,744,943)
    Class B.................................................        (10,579)        (4,300)
    Class C.................................................        (11,973)        (4,329)
    Class H.................................................        (15,683)       (25,565)
                                                              -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................     (3,540,829)    (6,779,137)
                                                              -------------  -------------
CAPITAL STOCK TRANSACTIONS (AT CONSTANT $1.00 NET ASSET
  VALUE PER SHARE):
  Proceeds from sale of shares
    Class A.................................................    653,705,180    661,898,113
    Class B.................................................      1,196,533        685,158
    Class C.................................................     15,972,432      5,185,184
    Class H.................................................      1,487,077      1,451,437
  Proceeds from shares issued as a result of reinvested
    dividends
    Class A.................................................      3,188,625      6,172,248
    Class B.................................................          9,627          3,256
    Class C.................................................          6,395          2,773
    Class H.................................................         14,085         23,161
  Less cost of repurchase of shares
    Class A.................................................   (631,495,353)  (637,994,732)
    Class B.................................................       (586,112)      (439,399)
    Class C.................................................    (16,341,376)    (4,483,885)
    Class H.................................................       (994,732)    (1,551,779)
                                                              -------------  -------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS..........     26,162,381     30,951,535
                                                              -------------  -------------
TOTAL INCREASE IN NET ASSETS................................     26,162,381     30,951,535
NET ASSETS:
  Beginning of period.......................................    158,191,334    127,239,799
                                                              -------------  -------------
  End of period.............................................  $ 184,353,715  $ 158,191,334
                                                              -------------  -------------
                                                              -------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS MONEY FUND

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The fund is a diversified series of Fortis Money Portfolios, Inc., an open-end management investment company. The primary investment objective of the fund is maximum current income to the extent consistent with stability of principal. The Articles of Incorporation of Fortis Money Portfolios, Inc., permits the Board of Directors to create additional portfolios in the future.

   The fund offers Class A, Class B, Class C and Class H shares. The fund began to issue multiple class shares effective November 14, 1994. Class B and H shares may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares may be subject to a contingent deferred sales charge for one year. Class A shares of the fund will be offered to investors generally, while Class B, C and H will be available only for exchange from the corresponding class of any other fund. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   SECURITY VALUATION: Pursuant to Rule 2a-7 under the Investment Company Act of 1940, investments are valued at amortized cost which assumes a constant amortization to maturity of discount or premium. The use of this method results in a constant net asset value of $1.00.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income including amortization of premium and discount, is recorded on the accrual basis. For the six-month period ended March 31, 1999, the cost of purchases and proceeds from sales of short-term securities aggregated $726,953,717 and $700,814,346 respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME DISTRIBUTIONS: It is the policy of the fund to declare a distribution of all its net investment income each day the New York Stock Exchange is open, to shareholders of record the previous day, to be paid on the last business day of each month.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .6% of the first $500 million of average daily net assets and .55% of average daily net assets in excess of $500 million.

   Pursuant to a plan adopted under Rule 12b-1 of the Investment Company Act of 1940, Fortis Advisers uses .2% of its advisory and management fee to pay for distribution expenses. Classes B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) additional distribution fees equal to .8% of average daily net assets (of the respective classes) on an annual basis. Fortis Investors, Inc. also received sales charges (paid by redeemers of the funds' shares) aggregating $10,448 for Class A, $3,920 for Class B, $243 for Class C and $7,204 for Class H.

   The fund also reimburses Fortis Advisers, Inc. for direct transfer agent expenses such as postage.

   Legal fees and expenses aggregating $6,233 for the six-month period ended March 31, 1999, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                    Year Ended September 30,
                                           --------------------------------------------------------------------------
                                            1999**        1998         1997         1996         1995         1994
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .02          .05          .05          .05          .05          .03
                                           ---------    ---------    ---------    ---------    ---------    ---------

Distributions to shareholders:
  From investment income - net..........        (.02)        (.05)        (.05)        (.05)        (.05)        (.03)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $    1.00    $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        2.20%        4.88%        4.74%        4.74%        5.03%        2.92%
Net assets end of period (000s
  omitted)..............................   $ 182,021    $ 156,623    $ 126,547    $ 120,375    $ 105,472    $ 105,659
Ratio of expenses to average daily net
  assets................................         .83%*        .86%         .88%         .91%         .91%         .88%
Ratio of net investment income to
  average daily net assets..............        4.38%*       4.77%        4.64%        4.67%        4.91%        2.92%

                                                         Class B
                                           ------------------------------------
                                                 Year Ended September 30,
                                           ------------------------------------
                                           1999**     1998      1997     1996+
-------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00     $ 1.00    $ 1.00    $1.00
                                           ------    ------    ------    ------
Operations:
  Investment income - net...............     .02        .04       .04      .04
                                           ------    ------    ------    ------

Distributions to shareholders:
  From investment income - net..........    (.02)      (.04)     (.04)    (.04)
                                           ------    ------    ------    ------
Net asset value, end of period..........   $1.00     $ 1.00    $ 1.00    $1.00
                                           ------    ------    ------    ------
Total return @..........................    1.79%      4.06%     3.97%    4.11%
Net assets end of period (000s
  omitted)..............................   $ 925     $  305    $   55    $  28
Ratio of expenses to average daily net
  assets................................    1.63%*     1.66%     1.68%    1.71%*
Ratio of net investment income to
  average daily net assets..............    3.53%*     4.00%     3.94%    3.99%*

*      Annualized.
**     For the six-month period ended March 31, 1999.
+ For the period from October 9, 1995 (date of first investment) to September 30, 1996.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.

FORTIS MONEY FUND

(Unaudited)

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                              Class C
                                           ----------------------------------------------
                                                      Year Ended September 30,
                                           ----------------------------------------------
                                           1999**     1998      1997      1996     1995++
-----------------------------------------------------------------------------------------
Net asset value, beginning of period....   $1.00     $ 1.00    $ 1.00    $ 1.00    $1.00
                                           ------    ------    ------    ------    ------
Operations:
  Investment income - net...............     .02        .04       .04       .05      .01
                                           ------    ------    ------    ------    ------

Distributions to shareholders:
  From investment income - net..........    (.02)      (.04)     (.04)     (.05)    (.01)
                                           ------    ------    ------    ------    ------
Net asset value, end of period..........   $1.00     $ 1.00    $ 1.00    $ 1.00    $1.00
                                           ------    ------    ------    ------    ------
Total return @..........................    1.81%      4.12%     4.45%     4.97%    1.33%
Net assets end of period (000s
  omitted)..............................   $ 352     $  714    $   10    $    1    $   9
Ratio of expenses to average daily net
  assets................................    1.63%*     1.66%     1.68%     1.46%(a)  1.71%*
Ratio of net investment income to
  average daily net assets..............    3.50%*     4.08%     3.98%     4.33%(a)  4.46%*

                                                               Class H
                                           -----------------------------------------------
                                                      Year Ended September 30,
                                           -----------------------------------------------
                                           1999**      1998      1997      1996     1995+
------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 1.00     $ 1.00    $ 1.00    $ 1.00    $1.00
                                           -------    ------    ------    ------    ------
Operations:
  Investment income - net...............      .02        .04       .04       .04      .02
                                           -------    ------    ------    ------    ------

Distributions to shareholders:
  From investment income - net..........     (.02)      (.04)     (.04)     (.04)    (.02)
                                           -------    ------    ------    ------    ------
Net asset value, end of period..........   $ 1.00     $ 1.00    $ 1.00    $ 1.00    $1.00
                                           -------    ------    ------    ------    ------
Total return @..........................     1.79%      4.07%     4.06%     4.04%    2.52%
Net assets end of period (000s
  omitted)..............................   $1,056     $  550    $  627    $   60    $ 122
Ratio of expenses to average daily net
  assets................................     1.63%*     1.66%     1.68%     1.71%    1.71%*
Ratio of net investment income to
  average daily net assets..............     3.58%*     3.96%     4.02%     4.03%    4.43%*

*      Annualized.
**     For the six-month period ended March 31, 1999.
+ For the period from March 16, 1995 (date of first investment) to September 30, 1995.
++ For the period from June 14, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the periods, including reinvestment of all distributions.
(a) Advisers has reimbured expenses for 12b-1 fees charged in excess of National Association of Securities Dealers limitations. For the year ending September 30, 1996, had the reimbursement not been made, ratios of expenses and net investment income to average daily net asssets would have been 1.71% and 4.08% respectively, for Class C.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides speciality insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: Steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter; member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS MONEY FUND                                                Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

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